Investment Objectives and Goals	Apr. 30, 2026
Invesco QQQ Trust, Series 1 | Invesco QQQ Trust, Series 1
Prospectus [Line Items]
Risk/Return [Heading]	Invesco QQQ TrustSM , Series 1
Invesco NASDAQ 100 ETF | Invesco NASDAQ 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco NASDAQ 100 ETF